SCHEDULE OF MOVEMENT OF DEBT HOST (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jan. 16, 2026
Convertible Notes
Debt instrument, face amount		$ 1,515,000
Issuance discount		(151,500)
Transaction fees allocation		(49,299)
Bifurcation of derivative liability		(970,517)
Debt instrument fee amount		$ 343,684
Debt host, initial recognition	$ 343,684
Repayment through conversion of shares	(97,718)
Amortization	130,124
Debt host	$ 376,090